Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables
Schedule of trade and other payables

	2021	2020
Current
Suppliers	10,470,260	6,491,909
Partners’ advances	1,060,349	497,898
Withholding tax	717,720	462,429
Insurance and reinsurance	294,114	240,803
Deposits received from third parties (1)	136,310	84,436
Related parties (Note 31)	66,598	72,316
Dividends payable (2)	58,668	223,571
Agreements in transport contracts (3)	33,883	37,941
Hedging operations (4)	2,032	6,405
Various creditors (1)	728,297	331,333
	13,568,231	8,449,041

Non - current
Suppliers	8,260	—
Deposits received from third parties (1)	33	1,109
Various creditors (1)	62,314	19,955
	70,607	21,064
(1)	For presentation purposes, this note includes the current and non-current trade and other payables, for comparative years 2021-2020.
(2)	Corresponds to dividends declared to third parties by Intercoconexión Eléctrica S.A., Ecopetrol and Investments of Gases of Colombia S.A.
(3)	Corresponds to the value of the payables for agreements agreed in the transportation contracts for pipelines, calculated in volumetric quality compensation and other inventory management arrangements.
(4)	Corresponds to the balance payable for the liquidation of swap contracts acquired to hedge the price risk of export crude oil.